Expense Example, No Redemption - FT Vest Nasdaq-100 Moderate Buffer ETF - November - FT Vest Nasdaq-100 Moderate Buffer ETF - November	Nov. 15, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287